Shareholder Report, Holdings (Details)	Apr. 30, 2025
Columbia Strategic New York Municipal Income Fund - Class A | New York City Municipal Water Finance Authority 06/15/2054 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Strategic New York Municipal Income Fund - Class A | Triborough Bridge & Tunnel Authority 05/15/2064 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Strategic New York Municipal Income Fund - Class A | New York Transportation Development Corp. 06/30/2060 5.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic New York Municipal Income Fund - Class A | TSASC, Inc. 06/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Strategic New York Municipal Income Fund - Class A | New York City Transitional Finance Authority 08/01/2048 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Class A | New York State Dormitory Authority 03/15/2054 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Class A | City of New York 09/01/2046 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Class A | Triborough Bridge & Tunnel Authority 05/15/2062 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Strategic New York Municipal Income Fund - Class A | Port Authority of New York & New Jersey 06/01/2094 6.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Strategic New York Municipal Income Fund - Class A | Triborough Bridge & Tunnel Authority 05/15/2063 5.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Strategic New York Municipal Income Fund - Class A | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Strategic New York Municipal Income Fund - Class A | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Columbia Strategic New York Municipal Income Fund - Class A | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Strategic New York Municipal Income Fund - Class A | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Columbia Strategic New York Municipal Income Fund - Class A | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Strategic New York Municipal Income Fund - Class A | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic New York Municipal Income Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Columbia Strategic New York Municipal Income Fund - Class A | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Columbia Strategic New York Municipal Income Fund - Class A | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic New York Municipal Income Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Strategic New York Municipal Income Fund - Class C | New York City Municipal Water Finance Authority 06/15/2054 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Strategic New York Municipal Income Fund - Class C | Triborough Bridge & Tunnel Authority 05/15/2064 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Strategic New York Municipal Income Fund - Class C | New York Transportation Development Corp. 06/30/2060 5.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic New York Municipal Income Fund - Class C | TSASC, Inc. 06/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Strategic New York Municipal Income Fund - Class C | New York City Transitional Finance Authority 08/01/2048 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Class C | New York State Dormitory Authority 03/15/2054 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Class C | City of New York 09/01/2046 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Class C | Triborough Bridge & Tunnel Authority 05/15/2062 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Strategic New York Municipal Income Fund - Class C | Port Authority of New York & New Jersey 06/01/2094 6.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Strategic New York Municipal Income Fund - Class C | Triborough Bridge & Tunnel Authority 05/15/2063 5.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Strategic New York Municipal Income Fund - Class C | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Strategic New York Municipal Income Fund - Class C | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Columbia Strategic New York Municipal Income Fund - Class C | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Strategic New York Municipal Income Fund - Class C | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Columbia Strategic New York Municipal Income Fund - Class C | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Strategic New York Municipal Income Fund - Class C | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic New York Municipal Income Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Columbia Strategic New York Municipal Income Fund - Class C | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Columbia Strategic New York Municipal Income Fund - Class C | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic New York Municipal Income Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Strategic New York Municipal Income Fund - Institutional Class | New York City Municipal Water Finance Authority 06/15/2054 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Strategic New York Municipal Income Fund - Institutional Class | Triborough Bridge & Tunnel Authority 05/15/2064 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Strategic New York Municipal Income Fund - Institutional Class | New York Transportation Development Corp. 06/30/2060 5.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic New York Municipal Income Fund - Institutional Class | TSASC, Inc. 06/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Strategic New York Municipal Income Fund - Institutional Class | New York City Transitional Finance Authority 08/01/2048 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Institutional Class | New York State Dormitory Authority 03/15/2054 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Institutional Class | City of New York 09/01/2046 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Institutional Class | Triborough Bridge & Tunnel Authority 05/15/2062 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Strategic New York Municipal Income Fund - Institutional Class | Port Authority of New York & New Jersey 06/01/2094 6.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Strategic New York Municipal Income Fund - Institutional Class | Triborough Bridge & Tunnel Authority 05/15/2063 5.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Strategic New York Municipal Income Fund - Institutional Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Strategic New York Municipal Income Fund - Institutional Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Columbia Strategic New York Municipal Income Fund - Institutional Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Strategic New York Municipal Income Fund - Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Columbia Strategic New York Municipal Income Fund - Institutional Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Strategic New York Municipal Income Fund - Institutional Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic New York Municipal Income Fund - Institutional Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Columbia Strategic New York Municipal Income Fund - Institutional Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Columbia Strategic New York Municipal Income Fund - Institutional Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic New York Municipal Income Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | New York City Municipal Water Finance Authority 06/15/2054 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | Triborough Bridge & Tunnel Authority 05/15/2064 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | New York Transportation Development Corp. 06/30/2060 5.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | TSASC, Inc. 06/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | New York City Transitional Finance Authority 08/01/2048 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | New York State Dormitory Authority 03/15/2054 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | City of New York 09/01/2046 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | Triborough Bridge & Tunnel Authority 05/15/2062 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | Port Authority of New York & New Jersey 06/01/2094 6.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | Triborough Bridge & Tunnel Authority 05/15/2063 5.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | New York City Municipal Water Finance Authority 06/15/2054 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | Triborough Bridge & Tunnel Authority 05/15/2064 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | New York Transportation Development Corp. 06/30/2060 5.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | TSASC, Inc. 06/01/2041 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | New York City Transitional Finance Authority 08/01/2048 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | New York State Dormitory Authority 03/15/2054 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | City of New York 09/01/2046 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | Triborough Bridge & Tunnel Authority 05/15/2062 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | Port Authority of New York & New Jersey 06/01/2094 6.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | Triborough Bridge & Tunnel Authority 05/15/2063 5.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%